Provisions - Expected Terms to Settle Obligations (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Provisions Within 12 Months [Member] | Other provisions [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	$ 1,129,070	$ 1,215,982
Provisions Within 12 Months [Member] | Provision for Commercial Claims [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	826,610	873,356
Provisions Within 12 Months [Member] | Provisions labor-related [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	78,737	59,532
Provisions Within 12 Months [Member] | Provisions tax claims [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	69,429	44,703
Provisions Within 12 Months [Member] | Others [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	154,294	238,391
Provisions Within 12 Months [Member] | Provisions for reorganization [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	2,029,162	2,690,285
Provisions Within 12 Months [Member] | Financial guarantees and loan commitments [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	1,364,594	1,233,260
Provisions After 12 Months [Member] | Other provisions [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	1,504,775	2,094,561
Provisions After 12 Months [Member] | Provision for Commercial Claims [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	1,131,322	1,732,010
Provisions After 12 Months [Member] | Provisions labor-related [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	172,167	218,469
Provisions After 12 Months [Member] | Provisions tax claims [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	113,522	99,054
Provisions After 12 Months [Member] | Others [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	87,764	$ 45,028
Provisions After 12 Months [Member] | Provisions for reorganization [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	0
Provisions After 12 Months [Member] | Financial guarantees and loan commitments [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	$ 0